Pension and Other Postretirement Plans Defined Benefit Plans Obligations (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 Plans		Dec. 31, 2012		Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Number of pension plans sponsored by the company that provide benefits for our reired employees (in number of plans)	2
Voluntary contribution to the pension plan	$ 60		$ 60		$ 60
Minimum age of all current and future retirees and employees, who terminate employment, are eligible to participate in group health plans at their own cost. (in years of age)	45
Number of years service to be eligible to participate in group health plans at their own cost after retirement or termination. (in years)	5
Fair Value of Plan Assets [Roll Forward]
Actual return on plan assets	67.1		75.9
Fair value of plan assets, end of year	5,981.0	[1]	5,670.4	[2]
Funded status of pension and postretirement benefit plan [Abstract]
Fair value of plan assets	5,981.0	[1]	5,670.4	[2]
Defined contribution benefit savings plan [Abstract]
Pension Plan Balance To Total Benefit Obligation	96.00%
Weighted Average Discount Rate Pension Plan	4.96%		4.17%
Weighted Average Discount Rate Other postretirement plan	4.73%		3.94%
Expected amortization of net actuarial losses pension	47
Expected amortization of net actuarial losses other postretirement plan	1
Expected amortization of prior service credits other postretirement benefits	4
Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Accrued Benefit Assets	425.0		0
Defined Benefit Plan, Funded Status of Plan	192.5		(860.8)
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Service cost	0		0		0
Interest cost	271.5		298.4		312.3
Actuarial Loss	(653.7)		550.2
Benefits Paid	(318.3)		(313.1)
Benefit obligation, end of year	(5,965.3)		(6,665.8)		(6,130.3)
Fair Value of Plan Assets [Roll Forward]
Actual return on plan assets	589.0		736.8
Employer contributions	82.1		84.5
Benefits Paid	(318.3)		(313.1)
Fair value of plan assets, end of year	6,157.8		5,805.0		5,296.8
Funded status of pension and postretirement benefit plan [Abstract]
Benefit obligation	(5,965.3)		(6,665.8)		(6,130.3)
Fair value of plan assets	6,157.8		5,805.0		5,296.8
Defined Benefit Plan Reconciliation Of Funded Status To Fair Value Of Assets Liabilities [Abstract]
Unrecognized prior service credit	(1.6)		(2.0)
Unrecognized net actuarial losses	1,943.5		2,865.2
Amount recognized in accumulated other comprehensive loss	(1,941.9)		(2,863.2)
Liabilities recognized on the balance sheet of our pension and postretirement benefit plan [Abstract]
Accrued benefit liabilities reflected in other current liabilities	(22.3)		(82.4)
Accrued benefit liabilities reflected in other long-term liabilities	(210.2)		(778.4)
Pension and Other Postretirement Defined Benefit Plans, Liabilities	192.5		(860.8)
Defined contribution benefit savings plan [Abstract]
Unrecognized net actuarial losses	1,943.5		2,865.2
Unrecognized prior service credit	(1.6)		(2.0)
Pension Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Funded Status of Plan	425.0		(593.9)
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation, end of year	(5,732.8)		(6,398.9)
Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets, end of year	6,157.8		5,805.0
Funded status of pension and postretirement benefit plan [Abstract]
Benefit obligation	(5,732.8)		(6,398.9)
Fair value of plan assets	6,157.8		5,805.0
Non-qualified Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Funded Status of Plan	(232.5)		(266.9)
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation, end of year	(232.5)		(266.9)
Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets, end of year	0		0
Funded status of pension and postretirement benefit plan [Abstract]
Benefit obligation	(232.5)		(266.9)
Fair value of plan assets	0		0
OPEB Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Accrued Benefit Assets	0		0
Defined Benefit Plan, Funded Status of Plan	(199.8)		(230.3)
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Service cost	0.1		0.1		0.2
Interest cost	11.1		14.4		16.6
Actuarial Loss	(22.5)		(11.4)
Benefits Paid	(20.2)		(23.4)
Benefit obligation, end of year	(260.9)		(292.4)		(312.7)
Fair Value of Plan Assets [Roll Forward]
Actual return on plan assets	2.9		2.1
Employer contributions	16.3		19.2
Benefits Paid	(20.2)		(23.4)
Fair value of plan assets, end of year	61.1		62.1		64.2
Funded status of pension and postretirement benefit plan [Abstract]
Benefit obligation	(260.9)		(292.4)		(312.7)
Fair value of plan assets	61.1		62.1		64.2
Defined Benefit Plan Reconciliation Of Funded Status To Fair Value Of Assets Liabilities [Abstract]
Unrecognized prior service credit	(29.7)		(33.4)
Unrecognized net actuarial losses	46.1		71.4
Amount recognized in accumulated other comprehensive loss	(16.4)		(38.0)
Liabilities recognized on the balance sheet of our pension and postretirement benefit plan [Abstract]
Accrued benefit liabilities reflected in other current liabilities	0		0
Accrued benefit liabilities reflected in other long-term liabilities	(199.8)		(230.3)
Pension and Other Postretirement Defined Benefit Plans, Liabilities	(199.8)		(230.3)
Defined contribution benefit savings plan [Abstract]
Unrecognized net actuarial losses	46.1		71.4
Unrecognized prior service credit	$ (29.7)		$ (33.4)

[1]	Excludes $176.8 million of cash and cash equivalents and other receivables.
[2]	Excludes $134.6 million of cash and cash equivalents and other receivables.